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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Margaret St. Clair
                 -------------------------------
   Address:      c/o Amelia Peabody Foundation
                 -------------------------------
                 One Hollis Street
                 -------------------------------
                 Wellesley, MA 02482
                 -------------------------------

Form 13F File Number: 28-05991
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
         -------------------------------
Title:   Trustee
         -------------------------------
Phone:   781-237-6468
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Margaret St. Clair        Wellesley, Massachusetts  February 13, 2004
   -------------------------------  ------------------------  -----------------
           [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

    28-05989                    Amelia Peabody Foundation
    ---------------             ------------------------------------


                                       -2-
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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 20
                                        --------------------

Form 13F Information Table Value Total: $813
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


    No.       Form 13F File Number         Name

    1.        28-05993                     Philip B. Waring
    ------    -----------------            ---------------------------------

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                      FORM 13F INFORMATION TABLE

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4       COLUMN 5           COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR    SH/PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT    PRN CALL    DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------ -------- ------
Aberdeen Asia Pacific     Exchange Traded  003009107 $      2       300     SH       Shared-Other     1         300    0       0
Income Fund               Fund

Aberdeen Global Income    Exchange Traded
Fund                      Fund             003013109 $      7       500     SH       Shared-Other     1         500    0       0

American Century          Closed End Mtl
International Bond Fund   Fund             25082108  $     91     6,632     SH       Shared-Other     1       6,632    0       0

Citigroup Cap VII Cap
Secs 7.125% Trups
Callable                  Preferred Stock  17306N203 $     53     2,000     SH       Shared-Other     1       2,000    0       0

Ishares Tr Dow Jones US   Exchange Traded
Healthcare                Fund             464287762 $     51       900     SH       Shared-Other     1         900    0       0

Ishares Tr Goldman Sachs  Exchange Traded
Nat Res Index             Fund             464287374 $     27       250     SH       Shared-Other     1         250    0       0

Ishares Tr MSCI Emerging  Exchange Traded
Markets                   Fund             464287234 $     11        65     SH       Shared-Other     1          65    0       0

Ishares Tr Russell 1000   Exchange Traded
Growth Index Fund         Fund             464287614 $     66     1,400     SH       Shared-Other     1       1,400    0       0

Ishares Tr Russell 1000   Exchange Traded
Value Index Fund          Fund             464287598 $     58     1,000     SH       Shared-Other     1       1,000    0       0

Ishares Tr Russell 2000   Exchange Traded
Value Index Fund          Fund             464287630 $     24       150     SH       Shared-Other     1         150    0       0

Ishares Tr S&P Global     Exchange Traded
Financial Sector          Fund             464287333 $     47       800     SH       Shared-Other     1         800    0       0

Ishares Trust             Exchange Traded
                          Fund             464287598 $     58     1,000     SH       Shared-Other     1       1,000    0       0

Morgan Stanley Asia       Exchange Traded
Pacific Fund              Fund             61744U106 $     27     2,500     SH       Shared-Other     1       2,500    0       0

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
      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/PUT/      INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL     DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ------------ ------------ ---------- ------ -------- ------
Nasdaq 100 Tr Unit        Exchange Traded
                          Fund             631100104 $     18       500     SH       Shared-Other     1         500    0       0

Prudent Global Income     Closed End Mtl
Fund                      Fund             743982100 $     45     3,408     SH       Shared-Other     1       3,408    0       0

SBC Communications Inc
Public Income NT Pines
7% Callable               Preferred Stock  78387G301 $     54     2,000     SH       Shared-Other     1       2,000    0       0

Templeton Dragon Fund     Exchange Traded
                          Fund             88018T101 $     11       600     SH       Shared-Other     1         600    0       0

Templeton Russia Fund     Exchange Traded
                          Fund             88022F105 $      5       160     SH       Shared-Other     1         160    0       0

Tennessee Valley Auth
Putable Automatic rate
Reset Sec Parrs 1998
6.75% to 6/03 Reset
Annually 6/01/28 MTY      Preferred Stock  880591300 $     78     3,000     SH       Shared-Other     1        3,000   0       0

Tennessee Valley Auth
Putable Automatic rate
Reset Sec Parrs 1999
6.5%                      Preferred Stock  880591409 $     80     3,000     SH       Shared-Other     1        3,000   0       0

TOTAL                                                $    813